FINANCIAL INSTRUMENTS - Disclosure of financial assets subject to credit risks (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 863	$ 1,813	$ 2,449	$ 13,903
Restricted cash deposit	64	0
Trade receivables	$ 13,803	$ 7,651